Schedule of Investments ─ IQ CBRE NextGen Real Estate ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Data Center — 13.8%
Digital Realty Trust, Inc.	48,110	$6,757,531
Equinix, Inc.	8,876	7,365,038
Keppel DC REIT	4,391,867	5,554,125
Total Data Center		19,676,694

Health Care — 12.8%
Aedifica SA	6,596	434,192
Alexandria Real Estate Equities, Inc.	25,264	3,054,418
Assura PLC	395,681	224,428
CareTrust REIT, Inc.	17,589	367,962
Chartwell Retirement Residences(a)	32,393	290,702
Cofinimmo SA	5,066	371,448
Community Healthcare Trust, Inc.	4,259	108,988
Diversified Healthcare Trust	38,373	110,130
Global Medical REIT, Inc.	10,327	104,406
Healthcare Realty Trust, Inc.	55,784	898,680
Healthpeak Properties, Inc.	79,786	1,476,041
LTC Properties, Inc.	6,251	194,844
Medical Properties Trust, Inc.(a)	88,373	273,956
National Health Investors, Inc.	6,429	341,894
NorthWest Healthcare Properties Real Estate Investment Trust(a)	29,489	108,152
Primary Health Properties PLC	177,967	220,173
Sabra Health Care REIT, Inc.	34,163	455,734
Universal Health Realty Income Trust	2,212	88,060
Ventas, Inc.	58,519	2,714,696
Welltower, Inc.	74,041	6,405,287
Total Health Care		18,244,191

Industrial — 34.3%
Advance Logistics Investment Corp.(a)	209	183,299
Americold Realty Trust, Inc.	93,345	2,566,987
Catena AB	16,117	694,761
CRE Logistics REIT, Inc.	196	206,894
Dream Industrial Real Estate Investment Trust(a)	88,269	886,621
EastGroup Properties, Inc.	15,254	2,706,517
ESR-LOGOS REIT	2,466,993	572,281
First Industrial Realty Trust, Inc.	43,620	2,247,302
Frasers Logistics & Commercial Trust	1,209,624	1,013,790
GLP J-Reit	1,598	1,439,758
Granite Real Estate Investment Trust(a)	20,698	1,122,081
Industrial & Infrastructure Fund Investment Corp.(a)	681	622,416
Industrial Logistics Properties Trust	25,968	103,353
Innovative Industrial Properties, Inc.	9,379	874,404
Japan Logistics Fund, Inc.(a)	300	559,877
LaSalle Logiport REIT	601	614,260
LondonMetric Property PLC	352,410	869,278
LXP Industrial Trust	97,696	888,057
Mapletree Logistics Trust	1,611,253	1,868,853
Mitsubishi Estate Logistics REIT Investment Corp.	159	401,919
Mitsui Fudosan Logistics Park, Inc.(a)	194	587,276
Montea NV	6,486	562,223
Nippon Prologis REIT, Inc.	921	1,654,555
Plymouth Industrial REIT, Inc.	15,531	343,856
Prologis, Inc.	60,801	7,702,879
Rexford Industrial Realty, Inc.	69,368	3,648,063
Sagax AB, Class B	115,546	2,843,820
Segro PLC	400,855	4,501,304
SOSiLA Logistics REIT, Inc.	226	185,222
STAG Industrial, Inc.	59,874	2,211,746
Terreno Realty Corp.	28,231	1,686,238
Tritax Big Box REIT PLC	617,807	1,307,570
Urban Logistics REIT PLC	147,620	235,735
VGP NV(a)	8,848	1,049,535
Total Industrial		48,962,730

Infrastructure (Tower) — 18.4%
American Tower Corp.	38,183	7,470,504
Crown Castle, Inc.	61,172	6,621,869
	Shares	Value
Common Stocks (continued)
Infrastructure (Tower) (continued)
SBA Communications Corp.	26,561	$5,945,946
Uniti Group, Inc.	1,181,362	6,213,964
Total Infrastructure (Tower)		26,252,283

Manufactured Homes — 3.0%
Equity LifeStyle Properties, Inc.	27,147	1,837,580
Sun Communities, Inc.	18,109	2,269,963
UMH Properties, Inc.	10,197	154,077
Total Manufactured Homes		4,261,620

Multi-Family Residential — 13.8%
Advance Residence Investment Corp.(a)	198	440,226
Apartment Income REIT Corp.	21,586	705,646
Apartment Investment and Management Co., Class A*	22,308	165,749
AvalonBay Communities, Inc.	20,636	3,694,050
Boardwalk Real Estate Investment Trust	6,261	327,097
Camden Property Trust	15,574	1,461,464
Canadian Apartment Properties REIT	23,822	832,134
CapitaLand Ascott Trust	518,115	372,201
Centerspace	2,339	128,084
Comforia Residential REIT, Inc.(a)	102	215,967
Daiwa Securities Living Investments Corp.	323	234,447
Elme Communities	13,342	193,192
Equity Residential	55,195	3,322,187
Essex Property Trust, Inc.	9,344	2,179,675
Independence Realty Trust, Inc.	33,198	487,679
InterRent Real Estate Investment Trust	18,941	190,962
Killam Apartment Real Estate Investment Trust(a)	15,652	219,424
Mid-America Apartment Communities, Inc.	16,985	2,146,564
NexPoint Residential Trust, Inc.	3,988	121,833
Sekisui House Reit, Inc.	601	322,754
UDR, Inc.	47,936	1,726,655
Veris Residential, Inc.	13,916	212,219
Total Multi-Family Residential		19,700,209

Single-Family Residential — 3.3%
American Homes 4 Rent, Class A	52,648	1,845,312
Invitation Homes, Inc.	88,977	2,930,013
Total Single-Family Residential		4,775,325

Student Housing — 0.5%
UNITE Group PLC (The)	61,663	798,595

Total Common Stocks
(Cost $143,633,808)		142,671,647

Short-Term Investments — 2.8%
Money Market Funds — 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(b)(c)	3,868,688	3,868,688
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)	94,186	94,186

Total Short-Term Investments
(Cost $3,962,874)		3,962,874

Total Investments — 102.7% (Cost $147,596,682)		146,634,521
Other Assets and Liabilities, Net — (2.7)%		(3,841,136)
Net Assets — 100%		$142,793,385

*	Non-income producing securities.

Schedule of Investments ─ IQ CBRE NextGen Real Estate ETF (continued)

January 31, 2024 (unaudited)

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,131,401; total market value of collateral held by the Fund was $5,470,826. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,602,138.
(b)	Reflects the 1-day yield at January 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ CBRE NextGen Real Estate ETF (continued)

January 31, 2024 (unaudited)

1

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$142,671,647	$—	$—	$142,671,647
Short-Term Investments:
Money Market Funds	3,962,874	—	—	3,962,874
Total Investments in Securities	$146,634,521	$—	$—	$146,634,521

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.